CONVERTIBLE NOTES - Summary of Changes In Convertible Notes, Net of Unamortized Discount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
CONVERTIBLE NOTES
Balance at January 1,	¥ 43,061
Issuance of convertible notes, face value	86,247
Debt discount from issuance/sale of ADS shares	(43,796)
Conversion of convertible notes into ordinary shares	(52,418)
Amortization of debt discount	15,347
Exchange rate change on convertible notes' face value	(289)
Convertible notes	48,152	¥ 43,061	$ 6,886
Convertible notes, net at December 31,	¥ 48,152	¥ 43,061